Prospectus Adviser Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prospectus-Adviser Class | Payden Floating Rate Fund | Payden Floating Rate Fund (Adviser Class)
Prospectus [Line Items]
Annual Return [Percent]	6.56%	8.53%